Common Stock And Share-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 15, 2011	Nov. 28, 2011	Sep. 21, 2011	Jun. 15, 2011	May 09, 2011	Feb. 16, 2011	Dec. 31, 2010
Common stock, shares outstanding	412,257,082							395,227,205
Common stock issued from exercise of employee stock options	7,222,803
Equity distribution agreement, shares issued	9,574,457
Equity distribution agreement amount	$ 384,000,000		$ 400,000,000			$ 288,000,000
Fees and commissions	4,000,000
Ability to issuance of additional common stock under equity distribution agreement	300,000,000
Dividend per share		$ 0.455		$ 0.455	$ 0.455		$ 0.455
Debt covenant ratio of total consolidated debt to total consolidated capitalization percentage	65.00%
Retained earnings maintained as equity	6,700,000,000
Percentage of equity for capital structure to be maintained	52.00%
Utility [Member]
Net restricted assets for revolving credit facility ratio requirement	7,200,000,000
Net restricted assets for equity component requirement	11,700,000,000
Restricted reinvested earnings	$ 2,300,000,000